General Information (Details)			1 Months Ended
	Aug. 07, 2020	Aug. 04, 2016	Jul. 23, 2020	Jul. 17, 2020	May 24, 2018	Mar. 29, 2018	Sep. 30, 2011 CNY (¥)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 CNY (¥)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 USD ($)	Nov. 25, 2010 HKD ($) $ / shares	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
Hongri [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $														$ 50,000
Number of shares authorised | shares														50,000
Par value per share | $ / shares										$ 77				$ 1
Number of shares issued | shares											10,000
Issued on additional shares | shares										10,000
France Cock [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $																	$ 10,000
Number of shares authorised | shares																	10,000
Par value per share | $ / shares																	$ 1
Roller Rome [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value | $															$ 50,000
Number of shares authorised | shares															50,000
Par value per share | (per share)													$ 1		$ 1
Vast Billion [Member]
General Information (Details) [Line Items]
Common unit issuance of authorized value												$ 10,000	$ 10,000
Hongri Fujian [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥																¥ 5,000,000
Paid up capital | ¥							¥ 39,551,860
Hongri Fujian [Member] | Minimum [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥								¥ 70,000,000
Hongri Fujian [Member] | Maximum [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥								¥ 75,000,000
Anhui Kai Xin [Member]
General Information (Details) [Line Items]
Increased registered capital | ¥									¥ 1,000,000
Flower Crown Holding [Member]
General Information (Details) [Line Items]
Business combination, descrition	company incorporated on August 7, 2020 in the Cayman Islands. It has 50,000 shares issued and outstanding with a par value of $1. It is wholly owned by KBSF Fashion Group Limited.
Flower Crown HK [Member]
General Information (Details) [Line Items]
Business combination, descrition					incorporated in Hong Kong on May 24, 2018. It has a total of 10,000 shares issued and outstanding with a par value of $1. It is wholly owned by Flower Crown Holding
Kim Hyun Technolog [Member]
General Information (Details) [Line Items]
Business combination, descrition			in the PRC, as a wholly foreign-owned enterprise. Kim Hyun Tianjin is 100% owned by Flower Crown HK. The total investment is RMB10,000,000, the registered capital is RMB10,000,000
Jin Xuan Luxury Tourism [Member]
General Information (Details) [Line Items]
Business combination, descrition		incorporated in the PRC on August 4, 2016. Kim Hyun Tianjin, through a series of contractual arrangements, manages and controls Jin Xuan Luxury Tourism. It has a registered capital of RMB20,000,000
Flower Crown China [Member]
General Information (Details) [Line Items]
Business combination, descrition				incorporated in the PRC on July 17, 2020. It is 100% owned by Jin Xuan Luxury Tourism. It has a registered capital of RMB10,000,000
Heyang Travel [Member]
General Information (Details) [Line Items]
Business combination, descrition						incorporated in the PRC on March 29, 2018. It is 100% owned by Jin Xuan Luxury Tourism. It has a registered capital of RMB5,000,000